Contract Assets, Net and Contract Liabilities	6 Months Ended
Jun. 30, 2025
Contract Assets, Net and Contract Liabilities [Abstract]
CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

NOTE 8 – CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

Contract assets is presented net of allowance for expected credit loss.

	As of December 31,	As of June 30,
	2024	2025
Contract assets	$1,060,590	$398,639
Less: allowance for expected credit loss	(2,919)	(910)
Total	$1,057,671	$397,729

The movement of contract assets is as follows:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$987,084	$1,060,590
Additions	87,166,469	23,187,799
Reclassified to receivables due to billings	(87,092,963)	(23,849,750)
Total	$1,060,590	$398,639

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(2,949)	$(2,919)
Reversal	30	2,009
Total	$(2,919)	$(910)

Contract liabilities are recognized when the Company received prepayments from customers. Contract liabilities will be recognized as revenue when promised services are provided. Contract liabilities were $1,525 and $488 as of December 31, 2024 and June 30, 2025, respectively.